Note 5 - Bank Owned Life Insurance (Detail) (USD $)	Dec. 31, 2012	Feb. 28, 2012	Dec. 31, 2011	Oct. 31, 2009
Life Insurance, Corporate or Bank Owned, Amount		$ 2,500,000		$ 10,000,000
Cash Surrender Value of Life Insurance	$ 13,657,480		$ 10,770,887